Business Combinations - Summary of Financial Information of Subsidiary - Summary of Statement of Financial Position (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020		Mar. 31, 2019	[1]
Disclosure Of Business Combinations [Line Items]
Current assets	$ 112,464,467	$ 38,795,188
Current liabilities	30,585,082	17,216,025
Total equity	174,183,147	143,630,293	[1]	$ 68,984,926
Attributable to:
Equity holders to parent	146,103,143	$ 143,630,293
Non-controlling interest	28,080,004
Sprout Foods, Inc Acquisition
Disclosure Of Business Combinations [Line Items]
Current assets	14,243,058
Non-current assets	64,839,010
Current liabilities	7,695,092
Non-current liabilities	15,114,423
Total equity	56,272,553
Attributable to:
Equity holders to parent	28,192,549
Non-controlling interest	$ 28,080,004

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (p).